Report of Independent
Registered Public Accounting
Firm


Board of Trustees of Northern
Lights Fund Trust II
and the Shareholders of
Essential 40 Stock ETF


In planning and performing our
audit of the financial statements
of Essential 40 Stock ETF (the
Fund), a series of Northern
Lights Fund Trust II, as of and
for the year ended May 31,
2026, in accordance with the
standards of the Public
Company Accounting Oversight
Board (United States) (PCAOB),
we considered the Funds
internal control over financial
reporting, including controls
over safeguarding securities, as
a basis for designing our
auditing procedures for the
purpose of expressing our
opinion on the financial
statements and to comply with
the requirements of Form N-
CEN, but not for the purpose of
expressing an opinion on the
effectiveness of the Funds
internal control over financial
reporting. Accordingly, we
express no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting.
In fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits
and related costs of controls. A
funds internal control over
financial reporting is a process
designed to provide reasonable
assurance regarding the
reliability of financial reporting
and the preparation of financial
statements for external
purposes in accordance with
generally accepted accounting
principles (GAAP). A funds
internal control over financial
reporting includes those policies
and procedures that (a) pertain
to the maintenance of records
that, in reasonable detail,
accurately and fairly reflect the
transactions and dispositions of
the assets of the fund; (b)
provide reasonable assurance
that transactions are recorded
as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are
being made only in accordance
with authorizations of
management and trustees of the
fund; and (c) provide reasonable
assurance regarding prevention
or timely detection of
unauthorized acquisition, use or
disposition of a funds assets
that could have a material effect
on the financial statements.

Because of inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods
are subject to the risk that
controls may become
inadequate because of changes
in conditions, or that the degree
of compliance with the policies
or procedures may deteriorate.

A deficiency in internal control
over financial reporting exists
when the design or operation of
a control does not allow
management or employees, in
the normal course of performing
their assigned functions, to
prevent or detect misstatements
on a timely basis. A material
weakness is a deficiency, or
combination of deficiencies, in
internal control over financial
reporting, such that there is a
reasonable possibility that a
material misstatement of the
Funds annual or interim
financial statements will not be
prevented or detected on a
timely basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal control
that might be material
weaknesses under standards
established by the PCAOB.
However, we noted no
deficiencies in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as
of May 31, 2026.


This report is intended solely for
the information and use of
management and the Board of
Trustees of the Fund and the
Securities and Exchange
Commission and is not intended
to be and should not be used by
anyone other than these
specified parties.


/s/ RSM US LLP

Denver, Colorado
July 30, 2026





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